VENERABLE LETTERHEAD

J. NEIL MCMURDIE
VICE PRESIDENT AND DEPUTY GENERAL COUNSEL
PHONE: (860) 944-4114 | EMAIL: neil.mcmurdie@venerable.com

May 2, 2023

BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Venerable Insurance and Annuity Company and its Separate Account B
Prospectus Titles: GoldenSelect Landmark, GoldenSelect Legends, and Wells Fargo Landmark
Post-Effective Amendment No 63 to Registration Statement on Form N-4
File Nos.: 333-30180 and 811-05626
Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Venerable Insurance and Annuity Company and its Separate Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•
The form of Prospectus Supplement, Prospectus, and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•
The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically with the Securities and Exchange Commission on April 18, 2023, by EDGARLink to be effective May 1, 2023.

If you have any questions regarding this submission, please call the undersigned at 860-944-4114.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie